Related-Party Agreements and Transactions (Details)				12 Months Ended
		Apr. 01, 2016 USD ($) renewal	Jan. 01, 2016	Dec. 31, 2015 USD ($) lease_agreements renewal		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Oct. 01, 2015 USD ($)	Mar. 01, 2015 USD ($)
Receivables from Related Party
Receivables from related party				$ 18,088,000	[1]	$ 8,499,000	[2]
Reconciliation of Net Transfers to Valero
Net transfers from Valero per statements of cash flows				55,915,000	[1]	154,172,000	[2]	$ 104,965,000	[2]
Related-Party Agreements and Transactions (Textual)
Prefunding of capital projects by Valero Energy Corporation				0	[1]	0	[2]	3,500,000	[2]
Base rent for lease agreement				$ 8,229,000
Lease Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Duration of renewal option				30 years
Prior written notice				5 years
Majority Shareholder [Member]
Receivables from Related Party
Trade receivables – related party				$ 26,103,000		10,515,000
Due to related party				(8,015,000)		(2,016,000)
Receivables from related party				18,088,000		8,499,000
Reconciliation of Net Transfers to Valero
Net transfers from Valero per statements of partners’ capital				49,109,000	[3]	159,813,000	[4]	104,713,000	[4]
Less: Noncash transfers from Valero	[4]					5,641,000
Less: Noncash transfers to Valero				(6,806,000)	[3]			(252,000)	[4]
Net transfers from Valero per statements of cash flows				55,915,000	[3]	154,172,000	[4]	104,965,000	[4]
Operating Leases, Lease Revenue
Minimum rental revenues				128,468,000		16,806,000		206,000
Contingent rental revenues				22,949,000		5,520,000		18,318,000
Total lease revenues				151,417,000		22,326,000		18,524,000
Future Minimum Rentals to be Received on Noncancelable Lease Agreements
2016				194,078,000
2017				193,550,000
2018				193,550,000
2019				193,550,000
2020				194,078,000
Thereafter				821,539,000
Total minimum rental payments				$ 1,790,345,000
Majority Shareholder [Member] | Commercial Agreements [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term				Dec. 16, 2023
Number of renewal options | renewal				1
Duration of renewal option				5 years
Majority Shareholder [Member] | Commercial Agreements [Member] | Texas Crude Systems Business [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term				Jul. 01, 2024
Number of renewal options | renewal				1
Duration of renewal option				5 years
Majority Shareholder [Member] | Commercial Agreements [Member] | Houston and St. Charles Terminal Services Business [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term				Mar. 01, 2025
Majority Shareholder [Member] | Commercial Agreements [Member] | Houston Terminal Agreement [Member]
Related-Party Agreements and Transactions (Textual)
Number of renewal options | renewal				1
Duration of renewal option				5 years
Majority Shareholder [Member] | Commercial Agreements [Member] | St. Charles Terminal Agreement [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, renewal term				Jan. 31, 2030
Majority Shareholder [Member] | Commercial Agreements [Member] | Corpus Christi Terminal Agreement [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term				Oct. 01, 2025
Number of renewal options | renewal				1
Duration of renewal option				5 years
Majority Shareholder [Member] | Commercial Agreements [Member] | McKee Terminal Agreement [Member] | Subsequent Event [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term		Apr. 01, 2026
Number of renewal options | renewal		1
Duration of renewal option		5 years
Majority Shareholder [Member] | Omnibus Agreement [Member]
Related-Party Agreements and Transactions (Textual)
Annual administrative fee						$ 9,200,000				$ 11,200,000	$ 10,400,000
Prefunding of capital projects by Valero Energy Corporation								$ 3,500,000
Majority Shareholder [Member] | Omnibus Agreement [Member] | Subsequent Event [Member]
Related-Party Agreements and Transactions (Textual)
Annual administrative fee		$ 11,700,000
Majority Shareholder [Member] | Services and Secondment Agreement [Member]
Related-Party Agreements and Transactions (Textual)
Duration of renewal option				1 year
Duration of agreement				10 years
Prior written notice				30 days
Majority Shareholder [Member] | Ground Lease Agreement [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term				Nov. 30, 2033
Base rent for lease agreement				$ 35,000
Majority Shareholder [Member] | Ground Lease Agreement [Member] | Scenario, Forecast [Member]
Related-Party Agreements and Transactions (Textual)
Annual base rent increase factor for lease agreement			101.50%
Majority Shareholder [Member] | Lease Agreements [Member] | Houston and St. Charles Terminal Services Business [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term				Mar. 01, 2025
Number of renewal options | renewal				4
Base rent for lease agreement				$ 6,400,000
Number of lease agreements | lease_agreements				2
Duration of renewal option, lease and access agreements				5 years
Majority Shareholder [Member] | Lease Agreements [Member] | St. Charles Terminal Agreement [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, renewal term				Dec. 31, 2044
Majority Shareholder [Member] | Lease Agreements [Member] | Corpus Christi Terminal Services Business [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term				Oct. 01, 2025
Number of renewal options | renewal				4
Base rent for lease agreement				$ 1,700,000
Number of lease agreements | lease_agreements				2
Duration of renewal option, lease and access agreements				5 years
Majority Shareholder [Member] | Lease Agreements [Member] | McKee Terminal Services Business [Member]
Related-Party Agreements and Transactions (Textual)
Agreement expiration date, initial term				Apr. 01, 2026
Number of renewal options | renewal				4
Base rent for lease agreement				$ 594,000
Duration of renewal option, lease and access agreements				5 years

[1]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[3]	Financial information has been retrospectively adjusted for the acquisition of the McKee Terminal Services Business.
[4]	Financial information has been retrospectively adjusted for the acquisitions of the Corpus Christi Terminal Services Business and the McKee Terminal Services Business.